Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Current assets
Cash and cash equivalents		$ 533,405	$ 734,711
Accounts receivable, net		4,446,821	4,973,384
Inventories, net		2,273	2,018
Prepaid expenses and other current assets, net		5,845,199	3,928,921
Short-term loan to third party		9,490,050	9,490,050
Interest receivable from loan to third party		390,808	794,379
Total current assets		21,162,206	20,723,380
Non-current assets
Property and equipment, net		171,644	222,266
Right-of-use assets, net		426,611	405,984
Total non-current assets		598,255	628,250
TOTAL ASSETS		21,760,461	21,351,630
Current liabilities
Accounts payable			52,376
Accrued expenses and other current liabilities		441,045	282,920
Current portion of long-term debts		139,307	149,767
Contract liabilities		54,811	79,711
Lease liabilities - current		192,434	148,227
Convertible notes		1,834,452	2,008,405
Interest payable of convertible notes		226,398	58,333
Income tax payable		864,005	875,947
Total current liabilities		4,733,721	4,081,729
Non-current liabilities
Long-term debts		556,531	669,805
Lease liabilities – non-current		251,043	263,983
Total non-current liabilities		807,574	933,788
TOTAL LIABILITIES		5,541,295	5,015,517
Commitments and contingencies (Note 20)
Shareholders’ equity
Additional paid in capital		23,301,023	21,238,987
Treasury Shares		(1,250)	(1,250)
Statutory reserve		11,348	11,348
Retained earnings		(7,424,966)	(5,754,888)
Derivative Liability – Embedded Conversion Option		285,128	887,231
Accumulated other comprehensive loss		13,960	(74,471)
Total shareholders’ equity		16,219,166	16,336,113
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		21,760,461	21,351,630
Related Party
Current assets
Amount due from related parties		453,650	799,917
Current liabilities
Amounts due to related parties		981,269	426,043
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	31,423	26,656
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	$ 2,500	$ 2,500

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).